Unit-Based Compensation (Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Allocated Share Based Compensation Expense	$ 21,500	$ 11,262
Income tax benefit	7,944	4,161
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Allocated Share Based Compensation Expense	18,223	9,865
Lease operating expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Allocated Share Based Compensation Expense	$ 3,277	$ 1,397